PRINCIPAL ACCOUNTING POLICIES - CHANGES IN ACCOUNTING POLICIES - IFRS 15 Revenue from contracts with customers - Impact of adoption (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($) [1]	Jan. 01, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Disclosure of initial application of standards or interpretations [line items]
Contract liabilities	¥ 203,631	$ 29,617	¥ 135,499	¥ 0
Deferred income	99,765	14,510	105,754	105,791
Accruals and other payables	2,076,798	302,058	1,327,769	1,463,231
Total liabilities	¥ 6,585,908	$ 957,881	1,569,022	5,337,157
Previously stated [member]
Disclosure of initial application of standards or interpretations [line items]
Contract liabilities				0
Deferred income				105,791
Accruals and other payables				1,463,231
Total liabilities				¥ 1,569,022
Adjustment from Adoption of IFRS 15
Disclosure of initial application of standards or interpretations [line items]
Contract liabilities			135,499
Deferred income			(37)
Accruals and other payables			(135,462)
Total liabilities			¥ 0

[1]	Translation of amounts from Renminbi (" RMB ") into United States dollars ("US$") for the convenience of the reader has been made at US$1.00=RMB6. 8755 , the certified exchange rates for December 31 , 201 8 as published by the Federal Reserve Board of the United States . No representation is made that the RMB amounts could have been, or could be, converted into US$ at that rate on December 31 , 201 8 or on any other date .